Operating costs - Summary of Operating Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Expense [Abstract]
Commission costs	R$ 1,269,309	R$ 750,103	R$ 455,241
Operating losses and provisions	23,332	9,989	7,148
Other costs	313,419	181,154	117,491
Clearing house fees	201,083	96,896	71,419
Third parties' services	76,669	53,124	28,953
Other	35,667	31,134	17,119
Total	R$ 1,606,060	R$ 941,246	R$ 579,880